As filed with the Securities and Exchange Commission on April 28, 2000
                                                      1933 Act File No. 33-19626
                                                      1940 Act File No. 811-5448

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 15

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 16


                          TOTAL RETURN VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)

           Stephen E. Cavan, Massachusetts Financial Services Company,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|X| on April 29, 2000 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 27, filed with the SEC via EDGAR on April 28, 2000:

     Cross-Reference Pages
     Compass 3 Prospectus dated May 1, 2000
     Compass 2 and 3 Statement of Additional Information dated May 1, 2000
     Part C